Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000001745 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001745 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001745 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001745 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001745 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001745 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001745 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001745 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001745 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001745 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000001745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000001745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001747 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001747 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001747 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001747 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001747 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001747 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001747 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001747 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001747 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001747 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000001747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000001747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001747 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001748 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001748 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001748 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001748 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001748 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001748 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001748 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001748 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001748 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001748 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000001748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000001748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000001748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000001748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001748 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113483 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113483 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113483 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113483 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113483 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113483 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113483 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113483 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113483 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113483 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000113483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000113483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000113483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113483 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078721 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078721 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078721 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078721 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078721 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078721 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078721 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078721 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078721 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078721 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000078721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000078721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078721 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106431 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106431 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106431 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106431 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106431 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106431 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106431 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106431 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106431 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106431 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000106431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000106431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000106431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106431 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106431 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001759 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001759 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001759 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001759 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001759 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001759 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000001759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000001759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000001759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001761 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001761 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001761 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001761 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001761 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001761 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000001761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000001761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000001761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001762 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001762 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001762 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001762 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001762 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001762 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001762 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001762 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001762 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001762 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000001762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000001762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000001762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113484 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000113484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113484 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113484 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113484 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113484 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113484 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113484 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113484 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113484 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000113484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000113484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000113484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000113484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113484 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106432 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106432 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106432 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106432 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106432 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106432 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106432 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106432 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106432 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106432 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106432 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000106432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000106432 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000106432 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000106432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106432 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106432 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106432 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%